Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS

7.      INVESTMENTS

Cansativa

On December 21, 2018, the Company, through its subsidiary Northern Swan Deutschland Holdings, Inc., entered into a seed investment agreement with the existing stockholders of Cansativa GmbH (“Cansativa”), a German limited liability company primarily focused on the import and sale of cannabis products for medical use and related supplements and nutraceuticals. Prior to the Company’s investment, Cansativa’s registered and fully paid-in share capital amounted to 26,318 common shares. Under the investment agreement, the Company has agreed with the existing stockholders to invest up to EUR 7,000 in Cansativa in three separate tranches of, respectively, EUR 1,000, EUR 3,000 and up to a further EUR 3,000. The first EUR 1,000 (specifically, EUR 999.92, approximately $1,075, or “Seed Financing Round”) was invested in Cansativa to subscribe for 3,096 newly issued preferred voting shares at EUR 322.97 per preferred share, and as cash contributions from the Company to Cansativa. The seed EUR 322.97 per share price was based on a fully diluted pre-money valuation for Cansativa of EUR 8,500, and the increase of Cansativa’s registered share capital by the 3,096 preferred shares in the Seed Financing Round provided the Company with 10.53% of the total equity ownership of Cansativa. The Company paid the seed investment subscription by, first, an initial nominal payment of EUR 3.10, (i.e., EUR 1.00 per share) upon signing the investment agreement to demonstrate the Company’s intent to invest, and the remainder of EUR 996.82 was settled in January 2019 to officially close the investment deal after certain closing conditions have been met by the existing stockholders and Cansativa. The Company accounts for its investment in Cansativa using the equity accounting method, due to the Company’s significant influence, in accordance with ASC 323, Investments — Equity Method and Joint Ventures.

The Company recorded its investment in Cansativa at the cost basis of an aggregated amount of EUR 999.92, approximately $1,075, which is comprised of EUR 3.10 for the initial nominal amount of the Seed Financing Round and EUR 996.82 for the remaining Seed Financing Round (i.e., Capital Reserve Payment), with no transaction costs.

In accordance with the seed investment agreement, in September 2019, the Company made an additional investment of approximately EUR 650, or approximately $722, for 2,138 shares in Cansativa, thereby increasing its equity ownership to 16.6% of the book value of Cansativa’s net assets of approximately EUR 1,233, and approximately EUR 1,122 of equity method goodwill as Cansativa was still in the process of getting the licenses and expanding its operations. As of September 30, 2020, balance of Tranche 2 option expired unexercised and as a result the Company recognized a loss on investment of approximately $370 in its Statement of Operations and Comprehensive Loss and the carrying value of the Tranche 2 option was reduced to $nil.

In December 2020, Cansativa allocated shares of its common stock to a newly-installed employee-stock ownership plan (“ESOP”). As a result of the ESOP installment, the Company’s equity ownership of Cansativa, on a fully-diluted basis, decreased from 16.59% to 15.80% of the book value of Cansativa’s net assets. Additionally, Cansativa raised additional capital through the issuance of Series A preferred stock (“Cansativa Series A Shares”) to a third-party investor at a per share price of EUR 543.31. As a result of the Series A Share issuance, the Company’s equity ownership of Cansativa, on a fully diluted basis, decreased from 15.80% to 14.22% of the book value of Cansativa’s net assets. The Company accounted for the transaction as a proportionate sales of ownership share and recognized a gain of approximately $211 in its consolidated statement of operations within loss on investments line. This change did not impact the equity method classification.

In April 2022, the Company sold 1,586 shares in Cansativa to an unrelated third-party for approximately EUR 2,300. Additionally Cansativa issued 10,184 series B and 992 ESOP shares. As a result, the Company’s equity ownership of Cansativa, on a fully diluted basis, decreased from 14.22% to 7.6% of the book value of Cansativa’s net assets. Furthermore, the Company relinquished the board seat, indicating that the Company’s influence was no longer “significant”, to which the equity method of accounting was applicable. The Company started to account for this investment under ASC 321, Investments — Equity Securities. The Company utilized the practical expedient under ASC 321 as the investment does not qualify for the practical expedient under ASC 820 and there is no readily determinable fair value for these privately held shares of Cansativa on a recurring basis.

At the time of the sale, the Company compared the transaction value of the shares sold to the carrying value of shares sold and recognized a gain of $1,983. Immediately following the sale, the Company remeasured its retained interest which resulted in an additional gain of $4,868. As a result, a total of $6,851 was recorded in other income in the Consolidated Statements of Operations during the year ended December 31, 2022. Using the measurement alternative, as defined in ASC 321, the Company will remeasure the value of its retained interest if and when additional sales of Cansativa shares occur with third parties. For the years ended December 31, 2022 and 2021, the Company’s share of net losses from the investment were $64 and $95, respectively.